Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished products	$ 178,671,708	$ 156,692,277
In process products	22,879,506	25,068,819
Raw material	222,314,812	224,501,917
Finished products and Raw material in transit	24,628,623	11,712,496
Materials	15,498,353	13,523,712
Realizable net value estimate and obsolescence	(4,608,447)	(5,770,789)
Total	$ 459,384,555	$ 425,728,432